Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 26.6%
Banks — 7.4%
$ 2,300,000 Banco Santander SA,
5.59%, 08/08/28 ........... $ 2,370,107
5,032,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(a) ......... 4,893,698
5,000,000 Bank of America Corp.,
(SOFR RATE + 1.650%),
5.47%, 01/23/35(a) ......... 5,131,297
2,479,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(a) ......... 2,404,095
4,600,000 Barclays Plc,
(SOFR RATE + 1.880%),
6.50%, 09/13/27(a) ......... 4,690,416
2,000,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4.79%, 05/09/29(a)(b) ....... 2,007,408
6,000,000 Citigroup, Inc.,
(SOFR RATE + 1.939%),
3.79%, 03/17/33(a) ......... 5,603,686
5,980,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 6,284,907
5,000,000 Goldman Sachs Group, Inc. (The),
(SOFR RATE + 1.135%),
4.69%, 10/23/30(a) ......... 4,996,161
5,000,000 Huntington Bancshares, Inc.,
(SOFR RATE + 1.276%),
5.27%, 01/15/31(a) ......... 5,104,232
5,000,000 ING Groep NV,
(SOFR Index + 1.230%),
5.07%, 03/25/31(a) ......... 5,073,026
6,565,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 6,151,764
3,099,000 JP Morgan Chase & Co.,
(3 mo. Term SOFR + 1.522%),
4.20%, 07/23/29(a) ......... 3,078,005
4,600,000 JP Morgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,627,748
3,135,000 KeyCorp GMTN,
(SOFR Index + 1.227%),
5.12%, 04/04/31(a) ......... 3,168,669
Principal
Amount Value
Banks (continued)
$ 4,600,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(a) ......... $ 4,465,089
6,000,000 Morgan Stanley,
(SOFR RATE + 1.730%),
5.47%, 01/18/35(a) ......... 6,146,228
5,100,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4.73%, 07/18/31(a) ......... 5,122,990
5,000,000 PNC Financial Services Group, Inc.
(The),
(SOFR RATE + 1.072%),
5.22%, 01/29/31(a) ......... 5,130,022
4,989,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 4,906,167
5,520,000 Toronto-Dominion Bank (The)
GMTN,
5.53%, 07/17/26 ........... 5,575,696
5,431,000 Truist Financial Corp. MTN,
(SOFR RATE + 2.050%),
6.05%, 06/08/27(a) ......... 5,487,633
3,000,000 UBS AG,
(SOFR RATE + 0.720%),
4.86%, 01/10/28(a) ......... 3,018,859
5,000,000 UBS Group AG,
(SOFR RATE + 3.730%),
4.19%, 04/01/31(a)(b) ....... 4,887,459
110,325,362
Consumer Discretionary — 1.2%
5,736,000 General Motors Financial Co., Inc.,
2.70%, 06/10/31 ........... 5,030,484
5,000,000 Hyundai Capital America,
4.90%, 06/23/28(b) ......... 5,022,881
3,229,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,249,321
3,997,000 Toyota Motor Credit Corp. GMTN,
5.25%, 09/11/28 ........... 4,111,401
17,414,087
Consumer Staples — 0.7%
5,000,000 Diageo Capital Plc,
5.63%, 10/05/33 ........... 5,246,487
5,000,000 Mars, Inc.,
4.80%, 03/01/30(b) ......... 5,049,645
10,296,132

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Energy — 1.6%
$ 3,174,000 BP Capital Markets America, Inc.,
4.81%, 02/13/33 ........... $ 3,163,901
5,000,000 Cheniere Corpus Christi Holdings
LLC,
3.70%, 11/15/29 ........... 4,806,276
5,122,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,175,267
4,823,000 Pioneer Natural Resources Co.,
2.15%, 01/15/31 ........... 4,267,920
1,637,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 1,644,818
4,600,000 Williams Cos., Inc. (The),
3.75%, 06/15/27 ........... 4,534,571
23,592,753
Financial Services — 3.5%
2,852,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6.10%, 01/15/27 ........... 2,906,140
2,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.63%, 09/10/29 ........... 2,941,361
4,600,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 4,734,447
2,738,000 American Express Co.,
(SOFR RATE + 1.330%),
6.34%, 10/30/26(a) ......... 2,748,810
5,000,000 American International Group, Inc.,
4.85%, 05/07/30 ........... 5,065,854
4,600,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... 4,444,020
4,440,000 Capital One Financial Corp.,
(SOFR RATE + 2.600%),
5.25%, 07/26/30(a) ......... 4,526,118
3,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.560%),
5.46%, 07/26/30(a) ......... 3,082,187
2,291,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,225,161
2,976,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,811,663
5,000,000 Marsh & McLennan Cos., Inc.,
4.65%, 03/15/30 ........... 5,043,215
5,000,000 Metropolitan Life Global Funding I,
5.40%, 09/12/28(b) ......... 5,150,481
6,941,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 6,537,458
52,216,915
Principal
Amount Value
Health Care — 2.7%
$ 4,600,000 AbbVie, Inc.,
3.20%, 11/21/29 ........... $ 4,385,256
2,610,000 Elevance Health, Inc.,
5.38%, 06/15/34 ........... 2,643,180
1,750,000 Eli Lilly & Co.,
4.75%, 02/12/30 ........... 1,782,884
4,600,000 Haleon US Capital LLC,
3.38%, 03/24/27 ........... 4,523,046
3,038,000 HCA, Inc.,
5.38%, 09/01/26 ........... 3,050,677
5,490,000 Laboratory Corp. of America
Holdings,
4.55%, 04/01/32 ........... 5,393,856
4,955,000 McKesson Corp.,
4.65%, 05/30/30 ........... 4,983,650
4,600,000 Pfizer Investment Enterprises Pte Ltd.,
4.75%, 05/19/33 ........... 4,572,306
5,000,000 Stryker Corp.,
5.20%, 02/10/35 ........... 5,077,745
3,272,000 Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28 ........... 3,362,834
39,775,434
Industrials — 1.7%
5,520,000 BAE Systems Plc,
5.13%, 03/26/29(b) ......... 5,646,995
5,000,000 General Dynamics Corp.,
4.95%, 08/15/35 ........... 5,010,818
1,365,000 John Deere Capital Corp. MTN,
4.95%, 07/14/28 ........... 1,395,671
6,216,000 L3Harris Technologies, Inc.,
5.25%, 06/01/31 ........... 6,397,763
3,000,000 Ryder System, Inc.,
5.00%, 03/15/30 ........... 3,038,750
4,600,000 Waste Connections, Inc.,
5.00%, 03/01/34 ........... 4,627,685
26,117,682
Information Technology — 2.2%
5,000,000 Broadcom, Inc.,
5.05%, 07/12/29 ........... 5,103,246
4,585,000 Fiserv, Inc.,
3.50%, 07/01/29 ........... 4,399,354
2,176,000 Fiserv, Inc.,
5.35%, 03/15/31 ........... 2,237,485
5,421,000 KLA Corp.,
4.70%, 02/01/34 ........... 5,386,509
5,000,000 Leidos, Inc.,
5.40%, 03/15/32 ........... 5,096,733
5,500,000 Paychex, Inc.,
5.35%, 04/15/32 ........... 5,637,678

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Information Technology (continued)
$ 6,116,000 Texas Instruments, Inc.,
1.75%, 05/04/30 ........... $ 5,443,850
33,304,855
Materials — 1.2%
5,520,000 BHP Billiton Finance USA Ltd.,
5.10%, 09/08/28 ........... 5,644,509
4,965,000 CRH SMW Finance DAC,
5.13%, 01/09/30 ........... 5,065,860
4,499,000 Glencore Funding LLC,
5.34%, 04/04/27(b) ......... 4,549,812
2,000,000 Vulcan Materials Co.,
4.95%, 12/01/29 ........... 2,032,307
17,292,488
Real Estate — 1.3%
5,000,000 American Tower Corp. REIT,
5.00%, 01/31/30 ........... 5,076,844
5,000,000 Brixmor Operating Partnership LP
REIT,
3.90%, 03/15/27 ........... 4,948,787
3,680,000 Brixmor Operating Partnership LP
REIT,
5.75%, 02/15/35 ........... 3,777,080
6,070,000 Public Storage Operating Co. REIT,
1.85%, 05/01/28 ........... 5,686,349
19,489,060
Telecommunication Services — 0.6%
5,000,000 AT&T, Inc.,
5.38%, 08/15/35 ........... 5,070,466
4,600,000 Cisco Systems, Inc.,
4.95%, 02/26/31 ........... 4,711,575
9,782,041
Utilities — 2.5%
4,600,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 4,641,571
1,555,000 Duke Energy Corp.,
2.65%, 09/01/26 ........... 1,523,381
5,235,000 Georgia Power Co.,
4.55%, 03/15/30 ........... 5,264,880
4,600,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 4,686,880
4,750,000 NextEra Energy Capital Holdings,
Inc.,
5.05%, 03/15/30 ........... 4,837,559
4,723,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 4,914,666
Principal
Amount Value
Utilities (continued)
$ 2,803,609 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... $ 2,495,637
4,820,000 Southern California Gas Co.,
5.45%, 06/15/35 ........... 4,913,038
3,520,000 Xcel Energy, Inc.,
4.75%, 03/21/28 ........... 3,541,127
36,818,739
Total Corporate Bonds
(Cost $393,814,781)
396,425,548
ASSET-BACKED SECURITIES — 7.3%
BERMUDA — 0.3%
Collateralized Loan Obligations — 0.3%
5,000,000 Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A,
(3 mo. Term SOFR + 1.800%),
6.13%, 10/20/36(a)(b) ....... 5,012,558
CAYMAN ISLANDS — 2.2%
Collateralized Loan Obligations — 2.2%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
6.08%, 04/15/34(a)(b) ....... 3,498,030
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. Term SOFR + 1.962%),
6.28%, 10/15/34(a)(b) ....... 4,509,494
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR2,
(3 mo. Term SOFR + 1.500%),
5.83%, 11/16/34(a)(b) ....... 1,998,445
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
6.28%, 04/20/35(a)(b) ....... 3,506,628
1,189,258 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. Term SOFR + 1.662%),
5.99%, 03/20/30(a)(b) ....... 1,187,583
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. Term SOFR + 1.912%),
6.24%, 07/20/34(a)(b) ....... 4,510,338
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
6.13%, 04/20/35(a)(b) ....... 4,500,071

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,250,000 Regatta XXI Funding Ltd., Series
2021-3A, Class BR,
(3 mo. Term SOFR + 1.750%),
6.07%, 10/15/37(a)(b) ....... $ 4,267,293
5,000,000 RRX 7 Ltd., Series 2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
6.32%, 07/15/35(a)(b) ....... 5,016,888
32,994,770
JERSEY CHANNEL ISLANDS — 0.5%
Collateralized Loan Obligations — 0.5%
2,750,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5.82%, 07/25/37(a)(b) ....... 2,762,253
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class BR,
(3 mo. Term SOFR + 1.550%),
5.88%, 01/20/36(a)(b) ....... 4,003,145
6,765,398
UNITED STATES — 4.3%
Other Asset-Backed Securities — 4.3%
1,577,819 Amur Equipment Finance Receivables
XIV LLC, Series 2024-2A,
Class A2,
5.19%, 07/21/31(b) ......... 1,587,690
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6.12%, 04/20/27(b) ......... 3,020,073
3,644,211 Bank of America Auto Trust, Series
2023-2A, Class A3,
5.74%, 06/15/28(b) ......... 3,674,672
2,250,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4.66%, 12/27/32 ........... 2,273,841
1,000,000 BofA Auto Trust, Series 2024-1A,
Class A3,
5.35%, 11/15/28(b) ......... 1,007,443
139,883 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 139,597
2,097,586 CarMax Auto Owner Trust, Series
2022-4, Class A3,
5.34%, 08/16/27 ........... 2,103,378
2,250,000 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6.00%, 07/17/28 ........... 2,276,483
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,000,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4.60%, 10/15/29 ........... $ 2,009,175
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,479,231
1,500,000 CNH Equipment Trust, Series 2024-
B, Class A3,
5.19%, 09/17/29 ........... 1,517,572
2,380,000 Daimler Trucks Retail Trust, Series
2023-1, Class A3,
5.90%, 03/15/27 ........... 2,392,740
1,026,849 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5.23%, 03/20/30(b) ......... 1,032,968
643,938 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5.74%, 12/20/26(b) ......... 646,497
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... 3,971,353
1,637,186 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4.93%, 11/15/27 ........... 1,641,416
3,000,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4.57%, 09/21/29 ........... 3,019,212
1,000,000 HPEFS Equipment Trust, Series 2024-
2A, Class A3,
5.36%, 10/20/31(b) ......... 1,005,412
2,600,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 2,632,007
3,000,000 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5.28%, 01/18/28(b) ......... 3,018,745
718,993 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5.45%, 04/15/27(b) ......... 721,714
3,750,000 M&T Equipment Notes, Series 2024-
1A, Class A3,
4.76%, 08/18/31(b) ......... 3,769,872
939,182 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... 852,263
1,554,742 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 1,408,037

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4.95%, 02/15/29(b) ......... $ 3,725,241
1,250,000 Santander Drive Auto Receivables
Trust, Series 2025-1, Class A3,
4.74%, 01/16/29 ........... 1,252,178
800,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... 807,821
74,491 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(b) ......... 74,184
390,490 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... 345,500
43,429 Tesla Auto Lease Trust, Series 2023-A,
Class A3,
5.89%, 06/22/26(b) ......... 43,456
1,500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4.74%, 11/20/29(b) ......... 1,508,739
3,000,000 Verizon Master Trust, Series 2025-1,
Class A,
4.71%, 01/21/31 ........... 3,033,239
2,333,051 Wheels Fleet Lease Funding 1 LLC,
Series 2024-2A, Class A1,
4.87%, 06/21/39(b) ......... 2,343,673
3,500,000 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4.57%, 01/18/40(b) ......... 3,505,754
63,841,176
Total Asset-Backed Securities
(Cost $108,501,466)
108,613,902
U.S. GOVERNMENT SECURITIES — 64.1%
U.S. Treasury Bonds — 1.3%
20,056,000 4.50%, 11/15/54 ............... 18,815,035
U.S. Treasury Inflation Indexed Notes — 2.5%
37,842,786 1.25%, 04/15/28(c) ............. 37,759,981
U.S. Treasury Notes — 60.3%
14,732,000 4.13%, 02/28/27 ............... 14,754,443
45,157,000 3.88%, 03/15/28 ............... 45,146,416
135,559,000 3.63%, 08/31/29 ............... 134,039,256
167,295,000 4.00%, 03/31/30 ............... 167,680,563
155,725,000 4.13%, 08/31/30 ............... 156,838,191
85,494,000 3.75%, 08/31/31 ............... 84,041,270
84,521,000 4.38%, 01/31/32 ............... 85,795,418
69,474,000 4.00%, 02/15/34 ............... 68,130,655
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 118,419,000 3.88%, 08/15/34 ............... $ 114,561,131
26,056,000 4.25%, 05/15/35 ............... 25,828,010
896,815,353
Total U.S. Government Securities
(Cost $949,777,758)
953,390,369
Shares
INVESTMENT COMPANY — 0.9%
12,880,127 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
4.19%(d) ................. 12,880,127
Total Investment Company
(Cost $12,880,127)
12,880,127
TOTAL INVESTMENTS — 98.9%
(Cost $1,464,974,132)
$ 1,471,309,946
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.1%
17,104,970
NET ASSETS — 100.0%
$ 1,488,414,916
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of July 31,
2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of July 31, 2025.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate